SCHEDULE OF STOCK OPTIONS (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Aggregate intrinsic value stock options	$ 0	$ 0	$ 0
Aggregate intrinsic value of vested stock options	0	$ 0	$ 0
Shares issued on exercise of stock option	330
Common Stock [Member] | Employee Stock [Member]
Shares issued on exercise of stock option	$ 600